Expenses by Nature - Summary of Information about Expense by Nature (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expense by Nature [Line Items]
Salaries, wages and fringe benefits	S/ 1,820,523	S/ 1,641,001	S/ 2,232,951
Depreciation	199,794	205,522	217,071
Amortization of intangibles	86,557	82,743	89,355
Cost of goods and services [member]
Expense by Nature [Line Items]
Services provided by third-parties	1,674,731	2,317,589	2,915,682
Salaries, wages and fringe benefits	1,615,278	1,423,664	2,033,316
Purchase of goods	1,136,616	901,473	1,072,900
Impairment of accounts receivable	703	419,584	13,180
Other management charges	656,875	267,011	629,799
Depreciation	178,209	177,699	186,661
Amortization of intangibles	74,515	66,862	74,187
Impairment (inventories and accounts receivable)	40,908	36,137
Taxes	14,860	13,740	37,129
Impairment of property, plant and equipment	14,660	9,263	7,063
Expenses, by nature, Total	5,407,355	5,633,022	6,969,917
Administrative expenses [member]
Expense by Nature [Line Items]
Services provided by third-parties	121,508	121,294	135,636
Salaries, wages and fringe benefits	205,245	217,337	199,635
Purchase of goods	140		7,369
Impairment of accounts receivable	18,406
Other management charges	54,201	24,122	23,873
Depreciation	13,224	11,317	16,711
Amortization of intangibles	8,227	6,685	6,489
Taxes	8,210	1,638	1,919
Impairment of property, plant and equipment	20		2,591
Expenses, by nature, Total	S/ 429,181	S/ 382,393	S/ 394,223